New Accounting Pronouncements New Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Estimated Future Operating Lease Obligation

Company	Estimated Obligation
(in millions)
AEP	$1,070.4
AEP Texas	80.2
AEPTCo	5.4
APCo	80.4
I&M	351.1
OPCo	76.8
PSO	32.2
SWEPCo	35.8